Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Shareholders equity [line items]
Common shares authorized	1,000,000,000
Subscribed and paid up capital	$ 1,551.6		$ 1,551.6
Subscribed and paid up capital, shares	740,465,044
Shares held in Treasury	4,385,218		4,977,698
Description of common stock voting right	each common share generally empowered with one vote at general shareholders’ meeting, considering that no shareholder or group of shareholders, may exercise votes representing more than 5% of the quantity of share into which our capital stock is divided. Votes that exceed this 5% threshold will not be considered.
Amount of shares held in Treasury	$ 26.5		$ 31.4
Market value of treasury shares	$ 21.4		$ 27.5
Percentage of net profit on statutory reserve		5.00%
Percentage of dividend and interest on capital on net income	25.00%
Top of range [member]
Shareholders equity [line items]
Percentage of reserve on capital		20.00%
Percentage of reserve on capital and capital reserve		30.00%